SCHEDULE OF OUTSTANDING CONVERTIBLE NOTES (Details) - USD ($)			9 Months Ended
		May 01, 2024	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-Term Debt [Line Items]
Total principal due					$ 1,900,000		$ 2,165,000
Total accrued interest					223,759		134,581
Total amount due					2,123,759		2,299,581
Total debt discount
Debt discount
Note Sold in Exchange for Cash [Member]
Short-Term Debt [Line Items]
Total principal due					900,000	[1]	1,165,000	[2]
Total accrued interest					63,814	[1]	34,471	[2]
Total amount due					963,814	[1]	1,199,471	[2]
Note issued In Exchange For Defaulted Old Notes [Member]
Short-Term Debt [Line Items]
Total principal due					1,000,000		1,000,000	[3]
Total accrued interest					159,945		100,110	[3]
Total amount due					1,159,945		$ 1,100,110	[3]
Private Placement, 2021 Note [Member]
Short-Term Debt [Line Items]
Total principal due			$ 805,000	[4]	900,000	[5]
Total accrued interest			123,352	[4]	63,814	[5]
Total amount due			878,352	[4]	963,814	[5]
Total debt discount		$ (105,000)	(50,000)	[4]		[5]
Notes interest percentage		10.00%
Notes extended date		Dec. 01, 2024
Debt description		(i) reduction of conversion price to $0.08, and (ii) a debt discount of $105,000. At September 30, 2024, $50,000 of the debt discount remains to be amortized.
Debt conversion price		$ 0.08
Debt discount		$ 105,000	50,000	[4]		[5]
Amortized remaining debt discount			$ 50,000
2021 Note issued in exchange for prior Notes [Member]
Short-Term Debt [Line Items]
Total principal due	[6]				1,000,000
Total accrued interest	[6]				159,945
Total amount due	[6]				1,159,945
Total debt discount	[6]
Debt discount	[6]

[1]	During 2023 a total of $316,588 (whereof $51,588 in interest) was converted into 2,435,291 shares of Common Stock.
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[3]	All earlier issued Notes were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued to a third party.
[4]	On May 1, 2024, the 2021 Note with an interest of 10% was extended for seven months, or until December 1, 2024, in exchange for (i) reduction of conversion price to $0.08, and (ii) a debt discount of $105,000. At September 30, 2024, $50,000 of the debt discount remains to be amortized.
[5]	Net cash received from these notes was $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). In the first nine months of 2024, a total of $200,000 was converted into 1,675,849 shares of Common Stock.
[6]	All earlier issued Notes were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued to a third party. In the first nine months of 2024, a total of $1,163,562 (whereof $163,562 in interest) was converted into 8,950,474 shares of Common Stock.